Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 8,542	$ 23,052
Investment securities	2,740	17,929
Prepaid expenses and other current assets	903	1,271
Total current assets	12,185	42,252
Property and equipment, net	99	226
In-process research and development	2,500	8,549
Goodwill	3,007	3,007
Other assets	131	183
Total assets	17,922	54,217
Current liabilities:
Accounts payable	626	2,600
Accrued liabilities	1,974	8,152
Accrued compensation and payroll taxes	718	1,430
Debt facility	1,548	10,991
Total current liabilities	4,866	23,173
Long-term lease obligation	17	25
Debt facility, net of current portion	2,285	3,726
Deferred income tax liability	995	3,404
Total liabilities	8,163	30,328
Commitments (Note 12)
Stockholders' equity:
Common stock, $0.001 par value; 500,000,000 shares authorized; 254,746,933 and 163,614,297 shares issued and outstanding at December 31, 2016 and 2015, respectively	255	164
Additional paid-in capital	320,576	298,715
Accumulated other comprehensive income/(loss)	1	(17)
Accumulated deficit	(311,073)	(274,973)
Total stockholders' equity	9,759	23,889
Total liabilities and stockholders' equity	$ 17,922	$ 54,217